Loans to third parties (Details Narrative)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Loans to third parties	$ 1,400,000	$ 1,783,320
Unsecured loan maturity date	Aug. 13, 2026	Aug. 13, 2026
Interest rate	8.00%	8.00%
Received loan interest	$ 112,000
Loan one [member]
IfrsStatementLineItems [Line Items]
Unsecured loan maturity date	Aug. 13, 2027	Aug. 13, 2027
Interest rate	8.00%	8.00%